Commitments, contingencies and operating risks (Details) ₽ in Billions	Sep. 30, 2019 RUB (₽) item	Dec. 31, 2018 RUB (₽)
Commitments, contingencies and operating risks
Maximum effect of additional losses on consolidated financial statements | ₽	₽ 3.6	₽ 2.7
Number of insurance policies held	0
Number of types of consumers	3